Annual Total Returns - VIPGrowthIncomePortfolio-InvestorPRO - VIPGrowthIncomePortfolio-InvestorPRO - VIP Growth and Income Portfolio - VIP Growth and Income Portfolio - Investor Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	33.52%
Annual Return 2014	10.33%
Annual Return 2015	(2.32%)
Annual Return 2016	15.96%
Annual Return 2017	16.83%
Annual Return 2018	(9.05%)
Annual Return 2019	29.97%
Annual Return 2020	7.76%
Annual Return 2021	25.80%
Annual Return 2022	(5.01%)